Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Supplementary cash flow information:
Cash paid for interest	$ 337,143	$ 316,734
Cash paid for income taxes, net of tax refund	373,217	414,657
Cash inflow for income taxes from stock option exercises	6,297	17,588
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(158,447)	(2,434,645)
Liabilities assumed	19,923	282,789
Noncontrolling interest	4,558	105,863
Notes assumed in connection with acquisition	8,403	4,720
Noncontrolling Interest Subject To Put Provisions	16,317	86,729
Cash Paid	(109,246)	(1,954,544)
Less cash acquired in acquisition	5,471	171,795
Net cash paid for acquisitions	(103,775)	(1,782,749)
CashPaidForInvestments	(188,538)	(386)
Cash Paid For Intangible Assets	(5,143)	(5,696)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (297,456)	$ (1,788,831)